SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-22940

The Endowment PMF Master Fund, L.P.

Name of Registrant

712 W. 34th Street, Suite 201, Austin, Texas 78705

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”).

(1)	Title of Class of Securities of The Endowment PMF Master Fund, L.P. (the “Fund”) to be Redeemed:
Units of limited partnership interests (“Units”).
(2)	Date on Which the Securities are to be Redeemed:
The Units will be redeemed as of June 30, 2021.
(3)	Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:
The Units are to be redeemed pursuant to Sections 3.1 and 5.9(c) of the Fund’s limited partnership agreement.
(4)	The principal amount or number of shares and the basis upon which the securities to be called or redeemed are to be selected:

The Fund will repurchase all outstanding Units owned by the PMF International Fund, Ltd. Based on net asset value per Unit as of April 30, 2021, the Fund intends to repurchase approximately 0.035% of the Fund’s outstanding Units, having an aggregate estimated net asset value of $181,287, representing all of the Fund’s outstanding Units owned by the PMF International Fund, Ltd.

SIGNATURE

Pursuant to Rule 23c-2 under the Act, the Fund has caused this notification to be duly executed on its behalf on this 27 day of May, 2021.

The Endowment PMF Master Fund, L.P.

By:	/s/ Benjamin J. Murray
Name: Benjamin J. Murray Title: Principal Financial Officer